================================================================================


                United States Securities and Exchange Commission
                             Washington, D.C. 20549
                                    Form 13F
                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 06/30/2005

Check here if Amendment [  ]; Amendment Number:  _________
This Amendment (Check only one):   [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Bremer Trust, National Association
                  1100 West Saint Germain Street, P.O. Box 986
                  St. Cloud, MN  56302-0986

Form 13F File Number: 28-7722

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:             Doris M. Harlow
Title:            Vice President, Operations
Phone:            (320) 258-2456

Signature, Place and Date of Signing:


Doris Harlow                      St. Cloud, MN        8-11-05
-----------------------------    -----------------    -----------------
[Signature]                      [City, State]        [Date]

Report Type (Check only one):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)


================================================================================

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                     0

Form 13F Information Table Entry Total:                                124

Form 13F Information Table Value Total (000):                          $167,987

List of Other Included Managers:                                       0

Provide a numbered list of the name(s) and Form 13f file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         None

Name of Reporting Manager: Bremer Trust, N.A.
---------------------------------------------------------------------------------------------------------------------------------
                                          FAIR
                  TITLE OF               MARKET    # OF                                    OTHER
 NAME OF ISSUER     CLASS     CUSIP #  VALUE (000)   SHARES     INVESTMENT DISCRETION     MANAGERS        VOTING AUTHORITY
---------------------------------------------------------------------------------------------------------------------------------
    COLUMN 1      COLUMN 2   COLUMN 3   COLUMN 4    COLUMN 5  COLUMN 6 COLUMN 6 COLUMN 6  COLUMN 7  COLUMN 8  COLUMN 8 COLUMN 8
    --------      --------   --------   --------    --------  -------- -------- --------  --------  --------  -------- --------
Accenture LTD        ADR     G1150G111    1,158      51,098    50,834             264                51,098
---------------------------------------------------------------------------------------------------------------------------------
Ingersoll-Rand       Com     G4776G101    1,449      20,313    20,234              79                20,313
Co
---------------------------------------------------------------------------------------------------------------------------------
Nabors               Com     G6359F103    1,314      21,670    21,670                                21,670
Industries LTD
---------------------------------------------------------------------------------------------------------------------------------
Transocean Inc       Com     G90078109     666       12,343    12,343                                12,343
---------------------------------------------------------------------------------------------------------------------------------
ADC                  Com     000886309     691       32,295    30,224            2,071               30,295              2,000
Telecommunications
---------------------------------------------------------------------------------------------------------------------------------
AFLAC Inc            Com     001055102    1,458      33,687    33,511             176                33,687
---------------------------------------------------------------------------------------------------------------------------------
Abbott Labs          Com     002824100     549       11,196     9,286            1,910               11,196
---------------------------------------------------------------------------------------------------------------------------------
Abercrombie &        Com     002896207     277       4,026      3,626             400                 4,026
Fitch
---------------------------------------------------------------------------------------------------------------------------------
Adesa Inc            Com     00686U104     222       10,219     9,719             500                10,219
---------------------------------------------------------------------------------------------------------------------------------
Allstate             Com     020002101     688       11,516    11,286             230                11,516
---------------------------------------------------------------------------------------------------------------------------------
Altria Group Inc     Com     02209S103    1381       21,356     4,406    1,000   15,950              21,356
---------------------------------------------------------------------------------------------------------------------------------
American             Com     025816109    1,927      36,193    35,253             940                35,893               300
Express Co
---------------------------------------------------------------------------------------------------------------------------------
American Int'l       Com     026874107    2,454      42,232    39,375            2,857               42,232
Group Inc
---------------------------------------------------------------------------------------------------------------------------------
American Pwr         Com     029066107     900       38,144    38,144                                38,144
Conversion Corp
---------------------------------------------------------------------------------------------------------------------------------
Amgen                Com     031162100    2,576      42,613    41,688             925                42,613
---------------------------------------------------------------------------------------------------------------------------------
Anheuser Busch       Com     035229103     471       10,291     9,867             424                10,291
Companies Inc
---------------------------------------------------------------------------------------------------------------------------------
Artesyn              Com     043127109     186       21,401      906    20,495                       21,401
Technologies Inc
---------------------------------------------------------------------------------------------------------------------------------
ATMEL Corp           Com     049513104     42        17,800    17,500     300                        17,800
---------------------------------------------------------------------------------------------------------------------------------
Avon Products        Com     054303102    1,302      34,411    34,259             152                34,411
Inc
---------------------------------------------------------------------------------------------------------------------------------
BJ Services Co       Com     055482103    1,005      19,143    18,818     325                        18,418               725
---------------------------------------------------------------------------------------------------------------------------------
BP PLC               ADR     055622104    2,493      39,964    34,847            5,117               37,318              2,646
---------------------------------------------------------------------------------------------------------------------------------
Bank of              Com     060505104     702       15,389     2,393    1,400   11,596              15,389
American Corp
---------------------------------------------------------------------------------------------------------------------------------
Bellsouth Corp       Com     079860102     211       7,960      4,086    3,584    290                 7,960
---------------------------------------------------------------------------------------------------------------------------------
Best Buy             Com     086516101    2,852      41,605    39,269    1,900    436                41,605
---------------------------------------------------------------------------------------------------------------------------------
Biomet Inc           Com     090613100    1,118      32,276    32,076             200                32,276
---------------------------------------------------------------------------------------------------------------------------------
Boeing Co            Com     097023105     539       8,165      8,099              66                 8,165
---------------------------------------------------------------------------------------------------------------------------------

Name of Reporting Manager: Bremer Trust, N.A.
---------------------------------------------------------------------------------------------------------------------------------
                                          FAIR
                  TITLE OF               MARKET    # OF                                    OTHER
 NAME OF ISSUER     CLASS     CUSIP #  VALUE (000)   SHARES     INVESTMENT DISCRETION     MANAGERS        VOTING AUTHORITY
---------------------------------------------------------------------------------------------------------------------------------
    COLUMN 1      COLUMN 2   COLUMN 3   COLUMN 4    COLUMN 5  COLUMN 6 COLUMN 6 COLUMN 6  COLUMN 7  COLUMN 8  COLUMN 8 COLUMN 8
    --------      --------   --------   --------    --------  -------- -------- --------  --------  --------  -------- --------
Boston               Com     101137107    1,565      57,948    57,684             264                57,948
Scientific Corp
---------------------------------------------------------------------------------------------------------------------------------
Burlington           Com     12189T104     791       16,801              3,447   13,354              16,801
Northern Santa
Fe
---------------------------------------------------------------------------------------------------------------------------------
Burlington           Com     122014103     792       15,840                      15,840              15,840
Resources
---------------------------------------------------------------------------------------------------------------------------------
CVS                  Com     126650100    1,321      45,444    45,444                                45,444
---------------------------------------------------------------------------------------------------------------------------------
Canterbury Park      Com     13811E101     261       15,000                      15,000              15,000
Holding Corp
---------------------------------------------------------------------------------------------------------------------------------
Carnival Corp        Com     143658300    2,216      40,616    40,507             109                40,616
Cruise Lines
---------------------------------------------------------------------------------------------------------------------------------
Cepheid Inc          Com     15670R107     84        11,400    10,000            1,400               11,400
---------------------------------------------------------------------------------------------------------------------------------
ChevronTexaco        Com     166764100    1,884      33,692    31,730            1,962               33,692
Corp
---------------------------------------------------------------------------------------------------------------------------------
Ciphergen            Com     17252Y104     48        25,000                      25,000                                 25,000
Biosystems Inc
---------------------------------------------------------------------------------------------------------------------------------
Cisco Systems        Com     17275R102    1,970     103,166    99,097     100    3,969               102,126             1,040
Inc
---------------------------------------------------------------------------------------------------------------------------------
Citigroup Inc        Com     172967101    3,570      77,216    69,451    1344    6,421               77,216
---------------------------------------------------------------------------------------------------------------------------------
Coach Inc            Com     189754104     662       19,719    19,319             400                19,719
---------------------------------------------------------------------------------------------------------------------------------
Coca-Cola Co         Com     191216100     432       10,347     6,175    1,000   3,172               10,347
---------------------------------------------------------------------------------------------------------------------------------
Cognos Inc           Com     19244C109     545       15,597    15,597                                15,597
---------------------------------------------------------------------------------------------------------------------------------
Communication        Com     203900105     748       72,833    72,833                                72,833
Sys Inc
---------------------------------------------------------------------------------------------------------------------------------
Corning Inc          Com     219350105     176       10,589     2,000     300    8,289                3,589              7000
---------------------------------------------------------------------------------------------------------------------------------
D R Horton Inc       Com     23331A109     293       7,784                       7,784                                   7,784
---------------------------------------------------------------------------------------------------------------------------------
Deere & Co           Com     244199105     608       9,280      9,103             177                 9,280
---------------------------------------------------------------------------------------------------------------------------------
Dell Computer        Com     24702R101    2,344      59,355    56,950            2,405               59,355
Corp
---------------------------------------------------------------------------------------------------------------------------------
Diageo PLC           ADR     25243Q205     235       3,960                960    3,000                 960               3,000
---------------------------------------------------------------------------------------------------------------------------------
Disney Walt Co       Com     254687106    2,457      97,564    96,454     150     960                97,564
---------------------------------------------------------------------------------------------------------------------------------
Donaldson Inc        Com     257651109     508       16,740     6,500            10,240              10,740              6,000
---------------------------------------------------------------------------------------------------------------------------------
Dover Corp           Com     260003108    1,505      41,356    40,811             545                41,356
---------------------------------------------------------------------------------------------------------------------------------

Name of Reporting Manager: Bremer Trust, N.A.
---------------------------------------------------------------------------------------------------------------------------------
                                          FAIR
                  TITLE OF               MARKET    # OF                                    OTHER
 NAME OF ISSUER     CLASS     CUSIP #  VALUE (000)   SHARES     INVESTMENT DISCRETION     MANAGERS        VOTING AUTHORITY
---------------------------------------------------------------------------------------------------------------------------------
    COLUMN 1      COLUMN 2   COLUMN 3   COLUMN 4    COLUMN 5  COLUMN 6 COLUMN 6 COLUMN 6  COLUMN 7  COLUMN 8  COLUMN 8 COLUMN 8
    --------      --------   --------   --------    --------  -------- -------- --------  --------  --------  -------- --------
Du Pont E I De       Com     263534109     295       6,855      5,730     360     765                 6,855
Nemours & Co
---------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil          Com     30231G102    5,298      92,194    80,123    9,608   2,463               92,194
---------------------------------------------------------------------------------------------------------------------------------
FPL Group Inc        Com     302571104     239       5,684      4,084            1,600                5,684
---------------------------------------------------------------------------------------------------------------------------------
FED EX Corp          Com     31428X106     538       6,641      6,441             200                 6,641
---------------------------------------------------------------------------------------------------------------------------------
First Data Corp      Com     319963104    1,881      46,859    43,427            3,432               43,659              3,200
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Co        Com     345370860     249       24,365     3,828     874    19,663              24,365
---------------------------------------------------------------------------------------------------------------------------------
Fortune Brands       Com     349631101     294       3,311       775      936    1,600                1,711              1,600
Inc
---------------------------------------------------------------------------------------------------------------------------------
HB Fuller            Com     359694106     304       8,912       362             8,550                2,912              6,000
---------------------------------------------------------------------------------------------------------------------------------
G & K Services       Com     361268105     477       12,642     4,017            8,625                9,642              3,000
Inc
---------------------------------------------------------------------------------------------------------------------------------
General              Com     369604103    5,495     158,588    139,572   4,758   14,258              156,138             2,450
Electric Co
---------------------------------------------------------------------------------------------------------------------------------
Grainger W W Inc     Com     384802104    1,719      31,378    30,480             898                31,378
---------------------------------------------------------------------------------------------------------------------------------
Halliburton Co       Com     406216101     409       8,554      8,254             300                 8,554
---------------------------------------------------------------------------------------------------------------------------------
Hector Com Co        Com     422730101    1,156      50,534    50,534                                50,534
---------------------------------------------------------------------------------------------------------------------------------
Hilton Hotels        Com     432848109     231       9,690      9,690                                 9,690
Corp
---------------------------------------------------------------------------------------------------------------------------------
Home Depot           Com     437076102     340       8,740      6,655            2,085                8,740
---------------------------------------------------------------------------------------------------------------------------------
Intel Corp           Com     458140100    3,073     118,037    96,071    8,300   13,666              115,037             3,000
---------------------------------------------------------------------------------------------------------------------------------
International        Com     459200101    2,608      35,147    33,406     400    1,341               33,997              1,150
Business Machs
---------------------------------------------------------------------------------------------------------------------------------
Investors Real      REIT     461730103    3,948     408,726    142,864  55,833  210,029              296,979            111,747
Estate
---------------------------------------------------------------------------------------------------------------------------------
J P Morgan Chase     Com     46625H100    2,388      67,616    58,702            8,914               60,216              7,400
---------------------------------------------------------------------------------------------------------------------------------
Johnson &            Com     478160104    2,890      44,456    40,439            4,017               42,456              2,000
Johnson
---------------------------------------------------------------------------------------------------------------------------------
Kimberly Clark       Com     494368103    1,196      19,107    18,849             258                19,107
Corp
---------------------------------------------------------------------------------------------------------------------------------
Kohl's               Com     500255104    1,848      33,049    32,922             127                33,049
---------------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co       Com     532457108    1,145      20,549    20,114             435                20,549
---------------------------------------------------------------------------------------------------------------------------------

Name of Reporting Manager: Bremer Trust, N.A.
---------------------------------------------------------------------------------------------------------------------------------
                                          FAIR
                  TITLE OF               MARKET    # OF                                    OTHER
 NAME OF ISSUER     CLASS     CUSIP #  VALUE (000)   SHARES     INVESTMENT DISCRETION     MANAGERS        VOTING AUTHORITY
---------------------------------------------------------------------------------------------------------------------------------
    COLUMN 1      COLUMN 2   COLUMN 3   COLUMN 4    COLUMN 5  COLUMN 6 COLUMN 6 COLUMN 6  COLUMN 7  COLUMN 8  COLUMN 8 COLUMN 8
    --------      --------   --------   --------    --------  -------- -------- --------  --------  --------  -------- --------
Manulife             Com     56501R106     212       4,427      4,427                                 4,427
Financial Corp
---------------------------------------------------------------------------------------------------------------------------------
Marriot              Com     571903202     730       10,700    10,700                                10,700
International
Inc
---------------------------------------------------------------------------------------------------------------------------------
McDonalds Corp       Com     580135101    2,211      79,680    79,280             400                79,680
---------------------------------------------------------------------------------------------------------------------------------
Medtronic Inc        Com     585055106   11,435     220,788    76,855   63,067   80,866              218,788             2,000
---------------------------------------------------------------------------------------------------------------------------------
Mellon               Com     58551A108    1,345      46,872    46,872                                46,872
Financial Corp
---------------------------------------------------------------------------------------------------------------------------------
Merck & Co Inc       Com     589331107     987       32,053     6,433     200    25,420              29,153              2,900
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch &      Com     590188108     558       10,150    10,150                                10,150
Co Inc
---------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp       Com     594918104    3,549     142,892    131,750   2,400   8,742               142,112              780
---------------------------------------------------------------------------------------------------------------------------------
Morgan               Com     617446448     466       8,882      8,882                                 8,882
Stanley/Dean
Witter & Co
---------------------------------------------------------------------------------------------------------------------------------
Multiband Corp       Com     62544X100     218      210,000    10,000   200,000                      210,000
---------------------------------------------------------------------------------------------------------------------------------
Mylan                Com     628530107    1,757      91,320    91,320                                91,320
Laboratories
---------------------------------------------------------------------------------------------------------------------------------
Nokia                ADR     654902204    1,166      70,097    69,103             994                70,097
Corporation
---------------------------------------------------------------------------------------------------------------------------------
Oracle Corp          Com     68389X105    1,561     118,233    116,078    350    1,805               118,233
---------------------------------------------------------------------------------------------------------------------------------
Otter Tail Corp      Com     689648103     248       9,088      6,720    1,568    800                 9,088
---------------------------------------------------------------------------------------------------------------------------------
Pentair Inc          Com     709631105     374       8,728                       8,728                4,228              4,500
---------------------------------------------------------------------------------------------------------------------------------
PepsiCo Inc          Com     713448108    2,551      47,297    45,268            2,029               47,097               200
---------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc           Com     717081103    3,708     134,434    124,334    443    9,657               134,034              400
---------------------------------------------------------------------------------------------------------------------------------
Proctor & Gamble     Com     742718109    1557       29,522    21,627            7,895               29,522
---------------------------------------------------------------------------------------------------------------------------------
Prudential           Com     744320102     354       5,394      5,394                                 5,394
Financial Corp
---------------------------------------------------------------------------------------------------------------------------------
Qualcomm Inc         Com     747525103    1477       44,744    43,892             852                44,744
---------------------------------------------------------------------------------------------------------------------------------
Quest                Com     74834L100    2,109      39,586    39,460             126                39,586
Diagnostics Inc
---------------------------------------------------------------------------------------------------------------------------------
Raytheon Co          Com     755111507     217       5,559      1,328            4,231                1,359              4,200
---------------------------------------------------------------------------------------------------------------------------------
SBC                  Com     78387G103     986       41,521    31,971    4,258   5,292               41,053               468
Communication
Inc
---------------------------------------------------------------------------------------------------------------------------------
St Jude Medical      Com     790849103     223       5,116      1,200            3,916                5,116
---------------------------------------------------------------------------------------------------------------------------------

Name of Reporting Manager: Bremer Trust, N.A.
---------------------------------------------------------------------------------------------------------------------------------
                                          FAIR
                  TITLE OF               MARKET    # OF                                    OTHER
 NAME OF ISSUER     CLASS     CUSIP #  VALUE (000)   SHARES     INVESTMENT DISCRETION     MANAGERS        VOTING AUTHORITY
---------------------------------------------------------------------------------------------------------------------------------
    COLUMN 1      COLUMN 2   COLUMN 3   COLUMN 4    COLUMN 5  COLUMN 6 COLUMN 6 COLUMN 6  COLUMN 7  COLUMN 8  COLUMN 8 COLUMN 8
    --------      --------   --------   --------    --------  -------- -------- --------  --------  --------  -------- --------
St. Paul Cos Inc     Com     792860108    1,614      40,839    37,587     44     3,208               38,839              2,000
---------------------------------------------------------------------------------------------------------------------------------
Schlumberger LTD     Com     806857108    1,454      19,153    16,532     326    2,295               16,953              2,200
---------------------------------------------------------------------------------------------------------------------------------
Service Master       Com     81760N109     377       28,161    28,161                                28,161
Co
---------------------------------------------------------------------------------------------------------------------------------
Southern Co          Com     842587107     446       12,850    10,252    1,200   1,398               12,850
---------------------------------------------------------------------------------------------------------------------------------
Southwest            Com     844741108    1,114      80,005    80,005                                80,005
Airlines
---------------------------------------------------------------------------------------------------------------------------------
Sun Microsystems     Com     866810104     44        11,863     7,263    3,400   1,200                4,763              7,100
---------------------------------------------------------------------------------------------------------------------------------
Surmodics Inc        Com     868873100     244       5,618                618    5,000                 618               5,000
---------------------------------------------------------------------------------------------------------------------------------
Target               Com     87612E110    4,292      78,885    65,707            13,178              75,885              3,000
---------------------------------------------------------------------------------------------------------------------------------
Texas                Com     882508104    1,899      57,226    56,780             446                57,226
Instruments
---------------------------------------------------------------------------------------------------------------------------------
Textron Inc          Com     883203101     741       9,775      9,675             100                 9,775
---------------------------------------------------------------------------------------------------------------------------------
3M Co                Com     88579Y101    4,280      59,201    52,853    1,630   4,718               57,201              2,000
---------------------------------------------------------------------------------------------------------------------------------
Time Warner Inc      Com     887317105    1,646      98,480    87,115            11,365              89,705              8,775
---------------------------------------------------------------------------------------------------------------------------------
Tyco Int'l Ltd       Com     902124106     369       12,652     8,750     500    3,402               12,652
New
---------------------------------------------------------------------------------------------------------------------------------
US Bancorp Del       Com     902973304    1,889      64,705    49,715    4,990   10,000              56,705              8,000
---------------------------------------------------------------------------------------------------------------------------------
Ultra Petroleum      Com     903914109     455       15,000             15,000                       15,000
Corp
---------------------------------------------------------------------------------------------------------------------------------
United Parcel        Com     911312106    1381       19,965    19,835             130                19,965
Service Cl B
---------------------------------------------------------------------------------------------------------------------------------
Verizon              Com     92343V104     852       24,649    15,199    3,194   6,256               22,049              2,600
---------------------------------------------------------------------------------------------------------------------------------
Viacom B             Com     925524308    1,694      52,900    48,703     200    3,997               49,300              3,600
---------------------------------------------------------------------------------------------------------------------------------
WPS Resources        Com     92931B106     281       4,989       720     2,600   1,669                4,989
Corp
---------------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores      Com     931142103    2,056      42,665    36,490            6,175               38,915              3,750
Inc
---------------------------------------------------------------------------------------------------------------------------------
Walgreen Co          Com     931422109    3,372      73,321    69,848            3,473               72,921               400
---------------------------------------------------------------------------------------------------------------------------------
Washington           Com     939322103     229       5,617      2,302            3,315                2,717              2,900
Mutual Inc
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co     Com     949746101    3,389      55,028    44,778    3,506   6,744               55,028
---------------------------------------------------------------------------------------------------------------------------------
Weyerhauser          Com     962166104     217       3,406      3,196             210                 3,406
---------------------------------------------------------------------------------------------------------------------------------
Wyeth                Com     983024100     382       8,591      3,791            4,800                6,591              2,000
---------------------------------------------------------------------------------------------------------------------------------

Name of Reporting Manager: Bremer Trust, N.A.
---------------------------------------------------------------------------------------------------------------------------------
                                          FAIR
                  TITLE OF               MARKET    # OF                                    OTHER
 NAME OF ISSUER     CLASS     CUSIP #  VALUE (000)   SHARES     INVESTMENT DISCRETION     MANAGERS        VOTING AUTHORITY
---------------------------------------------------------------------------------------------------------------------------------
    COLUMN 1      COLUMN 2   COLUMN 3   COLUMN 4    COLUMN 5  COLUMN 6 COLUMN 6 COLUMN 6  COLUMN 7  COLUMN 8  COLUMN 8 COLUMN 8
    --------      --------   --------   --------    --------  -------- -------- --------  --------  --------  -------- --------
X-Cel Energy Com     Com     98389B100     939       48,086    28,571    4,507   15,008              45,586              2,500
---------------------------------------------------------------------------------------------------------------------------------
Yum! Brands Inc      Com     988498101     392       7,536      7,276             260                 7,536
---------------------------------------------------------------------------------------------------------------------------------
Zimmer Holdings      Com     98956P102     273       3,585      2,573     676     336                 3,585
Inc
---------------------------------------------------------------------------------------------------------------------------------